Supplementary Cash Flow Information - Summary of Reconciliation of Liabilities to Cash Flows from Financing Activities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Acquisition	$ (3,666)	$ (22)
Beginning balance, short-term borrowings	173
Lease Liabilities, Beginning of Year	2,927	2,658
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Issuance of Long-Term Debt	5,265	0
Repayment of Long-Term Debt	(2,324)	0
Principal Repayment of Leases	(350)	(299)
Non-Cash Changes:
Lease Additions	174	363
Lease Modifications	150	91
Ending balance, short term borrowings	0	173
Lease Liabilities, End of Year	3,175	2,927
Dividends Payable
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance, dividend payable	0	9
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Dividends Paid	(1,437)	(1,551)
Non-Cash Changes:
Ending balance, dividend payable	0	0
Dividends Payable | Common Shares
Non-Cash Changes:
Dividends declared	1,423	1,255
Variable Dividends Declared on Common Shares		251
Dividends Payable | Preferred Shares
Non-Cash Changes:
Dividends declared	14	36
Repurchase Agreements Payable (1)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance, Repurchase agreements payable	0	0
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Proceeds on Repurchase Agreements	840
Repayment of Repurchase Agreements	(427)
Non-Cash Changes:
Exchange Rate Movements and Other	(12)
Ending balance, Repurchase agreements payable	401	0
Short-Term Borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance, short-term borrowings	173	179
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Net Issuance (Repayment) of Short-Term Borrowings	152	5
Non-Cash Changes:
Divestiture of Short-Term Borrowings	(313)
Exchange Rate Movements and Other	(12)	(11)
Ending balance, short term borrowings	0	173
Long-Term Debt
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Acquisition	855
Beginning balance, long term debt	7,534	7,108
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Issuance of Long-Term Debt	5,265
Repayment of Long-Term Debt	(2,324)
Non-Cash Changes:
Finance and Transaction Costs	(7)	(16)
Exchange Rate Movements and Other	(291)	442
Ending balance, long term debt	11,032	7,534
Lease Liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Lease Liabilities, Beginning of Year	2,927	2,658
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Principal Repayment of Leases	(350)	(299)
Non-Cash Changes:
Lease Acquisitions	366
Lease Additions	174	363
Lease Divestitures	(39)
Lease Modifications	150
Exchange Rate Movements and Other	(53)	205
Lease Liabilities, End of Year	$ 3,175	$ 2,927